ISSUANCE OF DEBT SECURITIES	12 Months Ended
Dec. 31, 2023
ISSUANCE OF DEBT SECURITIES
ISSUANCE OF DEBT SECURITIES

23.    ISSUANCE OF DEBT SECURITIES

Banco Supervielle S.A.

Unsubordinated Debt Securities

Global Program for the issuance of simple Negotiable Debt securities, not convertible into shares

As of December 31, 2023, the Group has no current debt issues related to this Program and as of December 31, 2022, debt related to this Program amounted to $1,748,271.